Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	2,289,625
Proposed Maximum Offering Price per Unit	4.67
Maximum Aggregate Offering Price	$ 10,692,548.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,637.03
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of 4D Molecular Therapeutics, Inc.’s (the “Registrant”) common stock that become issuable under the 2020 Incentive Award Plan (the “2020 Plan”), the 2020 Employee Stock Purchase Plan (the “ESPP”) and the 2025 Employment Inducement Award Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.

(2)	Represents the additional shares of common stock available for future issuance under the Registrant’s 2020 Plan resulting from an annual increase as of January 1, 2025.
(5)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price for shares reserved for future issuance under the 2020 Plan, the ESPP and the Inducement Plan are based on the average of the high and the low price of Registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 24, 2025, which was $4.67.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	3.97
Maximum Aggregate Offering Price	$ 595,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 91.18
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of 4D Molecular Therapeutics, Inc.’s (the “Registrant”) common stock that become issuable under the 2020 Incentive Award Plan (the “2020 Plan”), the 2020 Employee Stock Purchase Plan (the “ESPP”) and the 2025 Employment Inducement Award Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.

(3)	Represents the additional shares of common stock available for future issuance under the Registrant’s ESPP resulting from an annual increase as of January 1, 2025.
(6)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act on the basis of the average of the high and the low prices of common stock as reported on the Nasdaq Global Select Market on February 24, 2025, multiplied by 85%. Pursuant to the ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of common stock on the applicable Grant Date or applicable Exercise Date.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	4.67
Maximum Aggregate Offering Price	$ 2,335,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 357.49
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of 4D Molecular Therapeutics, Inc.’s (the “Registrant”) common stock that become issuable under the 2020 Incentive Award Plan (the “2020 Plan”), the 2020 Employee Stock Purchase Plan (the “ESPP”) and the 2025 Employment Inducement Award Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.

(4)	Represents the additional shares of common stock available for future issuance under the Registrant’s Inducement Plan resulting from its adoption as of February 3, 2025.
(5)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price for shares reserved for future issuance under the 2020 Plan, the ESPP and the Inducement Plan are based on the average of the high and the low price of Registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 24, 2025, which was $4.67.